Taxation - Losses and other tax attributes for which no deferred tax is recognised (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Unused trading losses and temporary differences
Disclosure Of Income Tax Expenses
Unused losses and other tax attributes for which no deferred tax asset recognised - gross amount	£ 253	£ 353
Unused losses and other tax attributes for which no deferred tax asset recognised - tax effected	69	96
Unused trading losses and temporary differences | Within 10 years
Disclosure Of Income Tax Expenses
Unused losses and other tax attributes for which no deferred tax asset recognised - gross amount	55	93
Unused losses and other tax attributes for which no deferred tax asset recognised - tax effected	15	26
Unused trading losses and temporary differences | After 10 years
Disclosure Of Income Tax Expenses
Unused losses and other tax attributes for which no deferred tax asset recognised - gross amount	13	14
Unused losses and other tax attributes for which no deferred tax asset recognised - tax effected	3	4
Unused trading losses and temporary differences | Available indefinitely
Disclosure Of Income Tax Expenses
Unused losses and other tax attributes for which no deferred tax asset recognised - gross amount	185	246
Unused losses and other tax attributes for which no deferred tax asset recognised - tax effected	51	66
Unused state and local tax losses
Disclosure Of Income Tax Expenses
Unused losses and other tax attributes for which no deferred tax asset recognised - gross amount	75	84
Unused losses and other tax attributes for which no deferred tax asset recognised - tax effected	4	5
Unused state and local tax losses | Within 10 years
Disclosure Of Income Tax Expenses
Unused losses and other tax attributes for which no deferred tax asset recognised - gross amount	18	21
Unused losses and other tax attributes for which no deferred tax asset recognised - tax effected	1	1
Unused state and local tax losses | After 10 years
Disclosure Of Income Tax Expenses
Unused losses and other tax attributes for which no deferred tax asset recognised - gross amount	57	63
Unused losses and other tax attributes for which no deferred tax asset recognised - tax effected	3	4
Unused capital losses
Disclosure Of Income Tax Expenses
Unused losses and other tax attributes for which no deferred tax asset recognised - gross amount	140	27
Unused losses and other tax attributes for which no deferred tax asset recognised - tax effected	31	7
Unused capital losses | Available indefinitely
Disclosure Of Income Tax Expenses
Unused losses and other tax attributes for which no deferred tax asset recognised - gross amount	140	27
Unused losses and other tax attributes for which no deferred tax asset recognised - tax effected	£ 31	£ 7